Fair Value Measurements - Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available-for-sale	$ 1,122,017,000	$ 1,025,946,000
Equity securities	6,802,000	6,673,000
Northfield Bancorp, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available-for-sale	1,412,419,000	1,100,817,000
Trading securities	15,215,000	13,884,000
Loans individually evaluated for impairment:		1,083
Investment measured at fair value	5,000,000	10,000,000
Commercial mortgage | Northfield Bancorp, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans individually evaluated for impairment:	2,718,000
Multifamily | Northfield Bancorp, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans individually evaluated for impairment:	1,681	1,727,000
Home equity and lines of credit | Northfield Bancorp, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans individually evaluated for impairment:		18,000
U.S. Government agency securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available-for-sale	398,470,000	314,702,000
U.S. Government agency securities | Northfield Bancorp, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available-for-sale	558,000	75,348,000
Mortgage-backed securities:
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available-for-sale	654,973	622,957
Municipal obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available-for-sale	1,961	2,359
Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available-for-sale	66,613	85,928
Total other debt securities | Northfield Bancorp, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available-for-sale	32,813,000	36,450,000
Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available-for-sale	398,470,000	314,702,000
Equity securities	6,471,000	6,350,000
Derivative assets	0	0
Derivative liabilities	0	0
Loans individually evaluated for impairment:	0	0
Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available-for-sale	711,909,000	700,743,000
Equity securities	331,000	323,000
Derivative assets	10,525,000	18,895,000
Derivative liabilities	13,503,000	20,025,000
Loans individually evaluated for impairment:	0	0
Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available-for-sale	11,638,000	10,501,000
Equity securities		0
Derivative assets	0	0
Derivative liabilities	0	0
Loans individually evaluated for impairment:	8,015,243,000	7,393,058,000
Measured on a recurring basis:
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available-for-sale	1,122,017,000	1,025,946,000
Equity securities	6,802,000	6,673,000
Derivative assets	10,525,000	18,895,000
Total Assets	1,139,344,000	1,051,514,000
Derivative liabilities	13,503,000	20,025,000
Measured on a recurring basis: | Northfield Bancorp, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available-for-sale	1,412,419,000	1,100,817,000
Equity securities	0	4,261,000
Total Assets	1,427,634,000	1,118,962,000
Trading securities	15,215,000	13,884,000
Measured on a recurring basis: | U.S. Government agency securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available-for-sale	398,470,000	314,702,000
Measured on a recurring basis: | U.S. Government agency securities | Northfield Bancorp, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available-for-sale	558,000	75,348,000
Measured on a recurring basis: | Mortgage-backed securities:
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available-for-sale	654,973,000	622,957,000
Measured on a recurring basis: | Mortgage-backed securities: | Northfield Bancorp, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available-for-sale	1,379,048,000	989,019,000
Measured on a recurring basis: | Pass-through certificates: | Northfield Bancorp, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available-for-sale	506,949,000	261,676,000
Measured on a recurring basis: | REMICs: | Northfield Bancorp, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available-for-sale	872,099,000	727,343,000
Measured on a recurring basis: | Municipal obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available-for-sale	1,961,000	2,359,000
Measured on a recurring basis: | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available-for-sale	66,613,000	85,928,000
Measured on a recurring basis: | Municipal bonds | Northfield Bancorp, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available-for-sale	614,000	685,000
Measured on a recurring basis: | Corporate bonds | Northfield Bancorp, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available-for-sale	32,199,000	35,765,000
Measured on a recurring basis: | Total other debt securities | Northfield Bancorp, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available-for-sale	32,813,000	36,450,000
Measured on a recurring basis: | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available-for-sale	398,470,000	314,702,000
Equity securities	6,471,000	6,350,000
Derivative assets	0	0
Total Assets	404,941,000	321,052,000
Derivative liabilities	0	0
Measured on a recurring basis: | Quoted Prices in Active Markets for Identical Assets (Level 1) | Northfield Bancorp, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available-for-sale	0	0
Equity securities	0	4,261,000
Total Assets	15,215,000	18,145,000
Trading securities	15,215,000	13,884,000
Measured on a recurring basis: | Quoted Prices in Active Markets for Identical Assets (Level 1) | U.S. Government agency securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available-for-sale	398,470,000	314,702,000
Measured on a recurring basis: | Quoted Prices in Active Markets for Identical Assets (Level 1) | U.S. Government agency securities | Northfield Bancorp, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available-for-sale	0	0
Measured on a recurring basis: | Quoted Prices in Active Markets for Identical Assets (Level 1) | Mortgage-backed securities:
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available-for-sale	0	0
Measured on a recurring basis: | Quoted Prices in Active Markets for Identical Assets (Level 1) | Mortgage-backed securities: | Northfield Bancorp, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available-for-sale	0	0
Measured on a recurring basis: | Quoted Prices in Active Markets for Identical Assets (Level 1) | Pass-through certificates: | Northfield Bancorp, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available-for-sale	0	0
Measured on a recurring basis: | Quoted Prices in Active Markets for Identical Assets (Level 1) | REMICs: | Northfield Bancorp, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available-for-sale	0	0
Measured on a recurring basis: | Quoted Prices in Active Markets for Identical Assets (Level 1) | Municipal obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available-for-sale	0	0
Measured on a recurring basis: | Quoted Prices in Active Markets for Identical Assets (Level 1) | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available-for-sale	0	0
Measured on a recurring basis: | Quoted Prices in Active Markets for Identical Assets (Level 1) | Municipal bonds | Northfield Bancorp, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available-for-sale	0	0
Measured on a recurring basis: | Quoted Prices in Active Markets for Identical Assets (Level 1) | Corporate bonds | Northfield Bancorp, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available-for-sale	0	0
Measured on a recurring basis: | Quoted Prices in Active Markets for Identical Assets (Level 1) | Total other debt securities | Northfield Bancorp, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available-for-sale	0	0
Measured on a recurring basis: | Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available-for-sale	711,909,000	700,743,000
Equity securities	331,000	323,000
Derivative assets	10,525,000	18,895,000
Total Assets	722,765,000	719,961,000
Derivative liabilities	13,503,000	20,025,000
Measured on a recurring basis: | Significant Other Observable Inputs (Level 2) | Northfield Bancorp, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available-for-sale	1,412,419,000	1,100,817,000
Equity securities	0	0
Total Assets	1,412,419,000	1,100,817,000
Trading securities	0	0
Measured on a recurring basis: | Significant Other Observable Inputs (Level 2) | U.S. Government agency securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available-for-sale	0	0
Measured on a recurring basis: | Significant Other Observable Inputs (Level 2) | U.S. Government agency securities | Northfield Bancorp, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available-for-sale	558,000	75,348,000
Measured on a recurring basis: | Significant Other Observable Inputs (Level 2) | Mortgage-backed securities:
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available-for-sale	654,973,000	622,957,000
Measured on a recurring basis: | Significant Other Observable Inputs (Level 2) | Mortgage-backed securities: | Northfield Bancorp, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available-for-sale	1,379,048,000	989,019,000
Measured on a recurring basis: | Significant Other Observable Inputs (Level 2) | Pass-through certificates: | Northfield Bancorp, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available-for-sale	506,949,000	261,676,000
Measured on a recurring basis: | Significant Other Observable Inputs (Level 2) | REMICs: | Northfield Bancorp, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available-for-sale	872,099,000	727,343,000
Measured on a recurring basis: | Significant Other Observable Inputs (Level 2) | Municipal obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available-for-sale	425,000	426,000
Measured on a recurring basis: | Significant Other Observable Inputs (Level 2) | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available-for-sale	56,511,000	77,360,000
Measured on a recurring basis: | Significant Other Observable Inputs (Level 2) | Municipal bonds | Northfield Bancorp, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available-for-sale	614,000	685,000
Measured on a recurring basis: | Significant Other Observable Inputs (Level 2) | Corporate bonds | Northfield Bancorp, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available-for-sale	32,199,000	35,765,000
Measured on a recurring basis: | Significant Other Observable Inputs (Level 2) | Total other debt securities | Northfield Bancorp, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available-for-sale	32,813,000	36,450,000
Measured on a recurring basis: | Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available-for-sale	11,638,000	10,501,000
Equity securities	0	0
Derivative assets	0	0
Total Assets	11,638,000	10,501,000
Derivative liabilities	0	0
Measured on a recurring basis: | Significant Unobservable Inputs (Level 3) | Northfield Bancorp, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available-for-sale	0	0
Equity securities	0	0
Total Assets	0	0
Trading securities	0	0
Measured on a recurring basis: | Significant Unobservable Inputs (Level 3) | U.S. Government agency securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available-for-sale	0	0
Measured on a recurring basis: | Significant Unobservable Inputs (Level 3) | U.S. Government agency securities | Northfield Bancorp, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available-for-sale	0	0
Measured on a recurring basis: | Significant Unobservable Inputs (Level 3) | Mortgage-backed securities:
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available-for-sale	0	0
Measured on a recurring basis: | Significant Unobservable Inputs (Level 3) | Mortgage-backed securities: | Northfield Bancorp, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available-for-sale	0	0
Measured on a recurring basis: | Significant Unobservable Inputs (Level 3) | Pass-through certificates: | Northfield Bancorp, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available-for-sale	0	0
Measured on a recurring basis: | Significant Unobservable Inputs (Level 3) | REMICs: | Northfield Bancorp, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available-for-sale	0	0
Measured on a recurring basis: | Significant Unobservable Inputs (Level 3) | Municipal obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available-for-sale	1,536,000	1,933,000
Measured on a recurring basis: | Significant Unobservable Inputs (Level 3) | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available-for-sale	10,102,000	8,568,000
Measured on a recurring basis: | Significant Unobservable Inputs (Level 3) | Municipal bonds | Northfield Bancorp, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available-for-sale	0	0
Measured on a recurring basis: | Significant Unobservable Inputs (Level 3) | Corporate bonds | Northfield Bancorp, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available-for-sale	0	0
Measured on a recurring basis: | Significant Unobservable Inputs (Level 3) | Total other debt securities | Northfield Bancorp, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities available-for-sale	0	0
Measured on a non-recurring basis:
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	17,183,000	6,976,000
Loans individually evaluated for impairment:	14,799,000	3,199,000
Measured on a non-recurring basis: | Northfield Bancorp, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	7,189,000	4,119,000
Measured on a non-recurring basis: | Real estate loans: | Northfield Bancorp, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans individually evaluated for impairment:	4,399,000	2,828,000
Measured on a non-recurring basis: | Real estate loans: | Commercial mortgage | Northfield Bancorp, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans individually evaluated for impairment:	2,718,000	1,083,000
Measured on a non-recurring basis: | Real estate loans: | Multifamily | Northfield Bancorp, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans individually evaluated for impairment:	1,681,000	1,727,000
Measured on a non-recurring basis: | Real estate loans: | Home equity and lines of credit | Northfield Bancorp, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans individually evaluated for impairment:		18,000
Measured on a non-recurring basis: | Commercial and industrial loans | Northfield Bancorp, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans individually evaluated for impairment:	2,790,000	1,291,000
Measured on a non-recurring basis: | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	0	0
Loans individually evaluated for impairment:	0	0
Measured on a non-recurring basis: | Quoted Prices in Active Markets for Identical Assets (Level 1) | Northfield Bancorp, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	0	0
Measured on a non-recurring basis: | Quoted Prices in Active Markets for Identical Assets (Level 1) | Real estate loans: | Northfield Bancorp, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans individually evaluated for impairment:	0	0
Measured on a non-recurring basis: | Quoted Prices in Active Markets for Identical Assets (Level 1) | Real estate loans: | Commercial mortgage | Northfield Bancorp, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans individually evaluated for impairment:	0	0
Measured on a non-recurring basis: | Quoted Prices in Active Markets for Identical Assets (Level 1) | Real estate loans: | Multifamily | Northfield Bancorp, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans individually evaluated for impairment:	0	0
Measured on a non-recurring basis: | Quoted Prices in Active Markets for Identical Assets (Level 1) | Real estate loans: | Home equity and lines of credit | Northfield Bancorp, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans individually evaluated for impairment:		0
Measured on a non-recurring basis: | Quoted Prices in Active Markets for Identical Assets (Level 1) | Commercial and industrial loans | Northfield Bancorp, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans individually evaluated for impairment:	0	0
Measured on a non-recurring basis: | Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	0	0
Loans individually evaluated for impairment:	0	0
Measured on a non-recurring basis: | Significant Other Observable Inputs (Level 2) | Northfield Bancorp, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	0	0
Measured on a non-recurring basis: | Significant Other Observable Inputs (Level 2) | Real estate loans: | Northfield Bancorp, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans individually evaluated for impairment:	0	0
Measured on a non-recurring basis: | Significant Other Observable Inputs (Level 2) | Real estate loans: | Commercial mortgage | Northfield Bancorp, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans individually evaluated for impairment:	0	0
Measured on a non-recurring basis: | Significant Other Observable Inputs (Level 2) | Real estate loans: | Multifamily | Northfield Bancorp, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans individually evaluated for impairment:	0	0
Measured on a non-recurring basis: | Significant Other Observable Inputs (Level 2) | Real estate loans: | Home equity and lines of credit | Northfield Bancorp, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans individually evaluated for impairment:		0
Measured on a non-recurring basis: | Significant Other Observable Inputs (Level 2) | Commercial and industrial loans | Northfield Bancorp, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans individually evaluated for impairment:	0	0
Measured on a non-recurring basis: | Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	17,183,000	6,976,000
Loans individually evaluated for impairment:	14,799,000	3,199,000
Measured on a non-recurring basis: | Significant Unobservable Inputs (Level 3) | Northfield Bancorp, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	7,189,000	4,119,000
Measured on a non-recurring basis: | Significant Unobservable Inputs (Level 3) | Real estate loans: | Northfield Bancorp, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans individually evaluated for impairment:	4,399,000	2,828,000
Measured on a non-recurring basis: | Significant Unobservable Inputs (Level 3) | Real estate loans: | Commercial mortgage | Northfield Bancorp, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans individually evaluated for impairment:	2,718,000	1,083,000
Measured on a non-recurring basis: | Significant Unobservable Inputs (Level 3) | Real estate loans: | Multifamily | Northfield Bancorp, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans individually evaluated for impairment:	1,681,000	1,727,000
Measured on a non-recurring basis: | Significant Unobservable Inputs (Level 3) | Real estate loans: | Home equity and lines of credit | Northfield Bancorp, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans individually evaluated for impairment:		18,000
Measured on a non-recurring basis: | Significant Unobservable Inputs (Level 3) | Commercial and industrial loans | Northfield Bancorp, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans individually evaluated for impairment:	$ 2,790,000	$ 1,291,000